LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND

July 1, 1998

Dear Shareholder:

The J.P. Morgan International Opportunities Fund recorded a 12.37% return for the six months ended May 31, 1998. Although the fund ended its period relatively unharmed by the extreme volatility that recently occurred throughout the world's equity markets, it underperformed its benchmark (the MSCI All Country World ex-U.S. Index). We believe, however, despite its past underperformance, the fund is well positioned to benefit in the future from its exposure to the opportunities we have identified in selected international and emerging equity markets.

The fund's net asset value increased from $9.92 per share at the beginning of the period to $11.07 by May 31, 1998 after paying an income dividend of approximately $0.07 per share. The fund's net assets were $85.2 million at the end of the reporting period. The net assets of The International Opportunities Portfolio, in which the fund invests, totaled approximately $526.4 million on May 31, 1998.

The report that follows includes an interview with Nigel F. Emmett, a member of the portfolio management team. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . . . . 1     FUND FACTS AND HIGHLIGHTS. . . 6

FUND PERFORMANCE. . . . . . . . . . . .2     SPECIAL FUND-BASED SERVICES. . 7

PORTFOLIO MANAGER Q&A. . . . . . . . . 3     FINANCIAL STATEMENTS. . . . . 10
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                      TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
                                                 ---------------------------  ------------------------------
                                                 THREE          SIX           ONE             SINCE
AS OF MAY 31, 1998                               MONTHS         MONTHS        YEAR            INCEPTION*
----------------------------------------------------------------------------  ------------------------------
J.P. Morgan International
   Opportunities Fund                             2.79%         12.37%          6.57%          9.41%

MSCI All Country World ex-U.S. Index              2.00%         13.38%          6.71%         11.05%

Lipper International Equity Fund Average          6.65%         17.29%         14.08%         21.49%

AS OF MARCH 31, 1998
----------------------------------------------------------------------------  ------------------------------
J.P. Morgan International
   Opportunities Fund                            11.61%          2.71%         13.29%         12.60%

MSCI All Country World ex-U.S. Index             13.69%          3.47%         15.73%         14.26%

Lipper International Equity Fund Average         14.67%          5.91%         19.45%         19.73%
----------------------------------------------------------------------------  ------------------------------

*2/26/97 -- COMMENCEMENT OF OPERATIONS (TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 2/26/97 THROUGH 5/31/98 IS 9.02%.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX IS AN UNMANAGED INDEX THAT MEASURES DEVELOPED AND EMERGING FOREIGN STOCK MARKET PERFORMANCE. IT DOES NOT INCLUDE FEES OR EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with NIGEL F. EMMETT, vice president, a portfolio manager with the International Equity Group. Nigel joined J.P. Morgan in 1997. Prior to J.P. Morgan, he was employed by Brown Brothers Harriman & Co. in New York and Gartmore Investment Management in London. Nigel earned a BA degree in Economics from Manchester University, is an Associate Member of the Institute of Investment Management and Research (AIIMR), and is a Chartered Financial Analyst. This interview was conducted on June 15, 1998 and reflects Nigel's views on that date.

PLEASE PROVIDE A BRIEF SUMMARY AS TO THE PERFORMANCE OF EQUITY MARKETS OVER THE PAST SIX MONTHS.

NFE: There was a sharp contrast in performance between the developed and the emerging markets during the six-month period ending May, with returns being quite respectable in the developed markets, but quite poor in the emerging markets.

Asian markets, such as Indonesia and Malaysia, in particular, had problems. Even the more developed markets of Hong Kong and Singapore also disappointed during the period. Although the economies of these countries are stronger and much better financed, Hong Kong and Singapore were still affected by the malaise of Asia's storm.

Regarding emerging markets in Latin America, the Asian crisis affected Latin America in several major ways. First, it negatively impacted the prices of copper and oil, two key commodities for the region. Secondly it forced governments to increase interest rates to defend their currencies, and to cut back spending. However, compared with the much slower corrective action taken by governments in Asia, the prompt responses by the Latin governments were better received by investors. Performance in Latin America was good relative to Asia.

Emerging Europe -- Russia, in particular -- also had some difficulty during the period. Concerns continued to build regarding the ability of the Russian government to service its foreign debt.

Over the period as a whole, however, most developed markets managed to shake off the doom-and-gloom surrounding the emerging markets, as the world saw good returns from both the U.S. and the European equity markets.

IT SEEMED AS IF THE DUST WAS FINALLY BEGINNING TO SETTLE WITH REGARD TO THE TURMOIL IN ASIA: CONDITIONS WERE IMPROVING AND MARKETS WERE STABILIZING. AND THEN CAME MAY. WHAT EXACTLY WAS THE CATALYST FOR THE RENEWED VOLATILITY DURING THAT MONTH?

It's true, emerging markets had settled down for a bit. The International Monetary Fund (IMF) packages for Indonesia, etc. were finally in place. We also saw a turnaround in the current-account balances of Thailand,

Korea and the Philippines. However, there was still much more improvement that needed to be made. For instance, in Korea we needed to see the large conglomerates restructure. And throughout the entire region, we needed to see the banking sector more aggressively restructure its debt. While this was beginning to happen, investors perceived it was't happening quickly enough. Combined with the explosion of Indonesia's political situation, already fragile markets were once again shaken in May, which started another downswing in markets both within and outside of Asia.

WHAT IS GOING TO CORRECT ASIA'S TROUBLED SITUATION?

NFE: Aside from the structural problems that will take a long time to correct -- banking reform, bad loans, high foreign debt and so forth, any shorter term recovery would have to come from growth in external demand. With the Japanese economy remaining so weak, it is difficult to see where that stimulus would come from.

CAN YOU ELABORATE?

NFE: One notion: lack of demand for Asian exports. When Mexico had their problems in 1994 and 1995, there was a still a ready market for Mexican exports in the U.S. In essence, the U.S. provided the role of the proverbial big brother. In Asia, the hope was that Japan would play somewhat of that big brother role. However, given its own economic woes -- the fact that the Japanese economy is so weak and its people aren't buying goods -- well, that's adding further to the woes in Asia. In other words, Asia will have a difficult time exporting its way to recovery without Japan's help.

THEN LET ME REPHRASE MY PREVIOUS QUESTION: WHAT IS GOING TO CORRECT JAPAN'S TROUBLED SITUATION?

NFE: In my mind, the government needs to turn around domestic demand by taking some sort of action -- like cutting income taxes, for example. Its banking system must also go through major reform. Because Japanese banks are in such bad shape, there's been a contraction in the effective money supply: most small companies -- the majority of employers -- no longer have available capital to expand their businesses. So there is a real log-jam starting with the banking system in Japan.

Japan has other major problems: inefficient corporate structures and practices, little focus on the bottom line -- to name a couple. However, the banking system and domestic demand are major problems that need to be addressed.

IS THERE ANYTHING POSITIVE ABOUT JAPAN RIGHT NOW?

NFE: Actually, export companies have been doing well, as the value of the Yen has significantly declined. A cheaper Yen makes Japan's goods more globally competitive, which offsets the weak demand experienced at home. While this helps, there continues to be a high level of uncertainty regarding Japan's future.

AGAINST THIS BACKDROP, HOW HAS THE FUND PERFORMED FOR THE SIX-MONTH PERIOD ENDING MAY?

NFE: The portfolio benefited from having underweight positions in Japan, Malaysia, and Hong Kong. What was a negative for performance, however, was its overweight position in emerging markets overall. While the portfolio maintained its underweight position in emerging Asia, which was positive, its overweight stance in Latin America detracted from performance versus its benchmark (the MSCI All Country World ex.-U.S. Index) for the period.

Regarding stock-selection decisions, many of the portfolio's positions in Europe had done quite well. However, holdings in Japan detracted from returns. In the first part of 1998, many of what we perceived to be lower-quality stocks performed well in Japan, with little regard to either their earnings prospects or the strength of their balance sheets. This resulted in underperformance from the portfolio's Japanese exposure. However, as we entered the months of April and May, the market began to focus more on what we perceived as higher-quality companies with greater financial strength, which benefited the fund's performance during these months.

HOW ARE YOU POSITIONING THE PORTFOLIO FOR OUTPERFORMANCE GOING FORWARD?

NFE: We are actually quite optimistic about the portfolio's prospects going forward. We continue to believe that in a relative sense, more promising equity opportunities exist outside the U.S. market.

Specifically, we still think Europe offers a reasonably healthy environment: the news flow remains positive, we continue to see earnings growth ahead of expectations, and domestic demand is stronger than expected. Restructuring continues, and merger-and-acquisition activity also continues to support share prices. Despite the fact that the strength of sterling has hurt the exporters, some U.K. companies are still quite attractive. Also, in some of the northern European markets, such as Germany and France, there are attractive opportunities, particularly in French banks.

In Asia, excluding Japan, we continue to be nervous about Malaysia, where we feel that further economic restructuring is called for. Although, within the region, we can find value in some Australian stocks.

We continue to think that the Japanese market will be difficult in the short-term. While Japanese valuations are no longer extremely expensive when compared with the rest of the world, many Japanese companies, particularly domestic companies, still have fundamental issues to get to grips with. Although there are some undervalued companies there, Japan will be challenging during the next several months.

In terms of emerging markets, there too, it is going to be a difficult environment. However, on a medium-term perspective, not focusing too much on individual countries, but on bottom-up stock selection, there are some interesting opportunities developing, particularly in some of the north-Asian markets, such as Thailand, Korea, and the Philippines.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan International Opportunities Fund seeks to provide a high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. It is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. equity securities that seeks to outperform the MSCI All Country World ex-U.S. Index. As an international investment, the Fund is subject to foreign market, political, and currency risks.

-------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
2/26/97

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 5/31/98
$85,156,431

-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 5/31/98
$526,351,245

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO
The fund's annualized expense ratio of 1.17% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 1998

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

EUROPE/AFRICA                                68.4%

ASIA PACIFIC EX-JAPAN                        10.5%

JAPAN                                         9.1%

LATIN AMERICA                                 8.3%

CANADA                                        1.2%

OTHER                                         2.5%


LARGEST PORTFOLIO                                 % OF TOTAL
HOLDINGS (excluding short-term investments)       INVESTMENTS
----------------------------------------------------------------
VIVENDI (FRANCE)                                       2.3%

UNION BANK OF SWITZERLAND (SWITZERLAND)                2.1%

NESTLE SA (SWITZERLAND)                                1.8%

MUENCHENER RUECKVERSICHERUNGS-
  GESELLSCHAFT AG (GERMANY)                            1.8%

DRESDNER BANK AG (GERMANY)                             1.6%

ROCHE HOLDING AG (SWITZERLAND)                         1.6%

SOCIETE GENERALE (FRANCE)                              1.5%

IBERDROLA SA (SPAIN)                                   1.5%

DEUTSCHE BANK AG (GERMANY)                             1.5%

SHELL TRANSPORT & TRADING CO. (U.K.)                   1.4%

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives.

 - make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends.

 -   make investments through the J.P. Morgan Funds, family of mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, J.P. Morgan Funds provide an excellent way to help you accumulate long-term wealth for retirement.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. AN INVESTMENT IN THE FUND WILL FLUCTUATE AND MAY LOSE VALUE.

The fund invests in foreign securities which are subject to special risks including economic and political uncertainty and currency fluctuations; prospective investors should refer to the fund's prospectus for a discussion of these risks. The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The International
  Opportunities Portfolio ("Portfolio"),
  at value                                $85,299,350
Receivable for Shares of Beneficial
  Interest Sold                               360,278
Deferred Organization Expenses                  8,984
Receivable for Expense Reimbursements           3,894
Prepaid Expenses and Other Assets             159,337
                                          -----------
    Total Assets                           85,831,843
                                          -----------
LIABILITIES
Payable for Shares of Beneficial
  Interest Redeemed                           589,734
Shareholder Servicing Fee Payable              18,548
Organization Expenses Payable                   7,940
Administrative Services Fee Payable             2,153
Administration Fee Payable                        246
Fund Services Fee Payable                          80
Accrued Trustees' Fees and Expenses                49
Accrued Expenses                               56,662
                                          -----------
    Total Liabilities                         675,412
                                          -----------

NET ASSETS
Applicable to 7,696,012 Shares of
  Beneficial Interest Outstanding
  (par value $0.001, unlimited shares
  authorized)                             $85,156,431
                                          -----------
                                          -----------
Net Asset Value, Offering and Redemption
  Price Per Share                              $11.07
                                                -----
                                                -----
ANALYSIS OF NET ASSETS
Paid-in Capital                           $79,495,369
Undistributed Net Investment Income           521,309
Accumulated Net Realized Gain on
  Investment and Foreign Currency
  Contracts and Transactions                  952,890
Net Unrealized Appreciation of
  Investment and Foreign Currency
  Contracts and Translations                4,186,863
                                          -----------
    Net Assets                            $85,156,431
                                          -----------
                                          -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $155,194)                                $  846,356
Allocated Interest Income (Net of Foreign
  Withholding Tax of $63)                                        133,838
Allocated Portfolio Expenses                                    (309,663)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                  670,531
FUND EXPENSES
Shareholder Servicing Fee                          $ 99,370
Registration Fees                                    16,288
Transfer Agent Fees                                  13,129
Administrative Services Fee                          11,780
Printing Expenses                                     7,415
Professional Fees                                     5,996
Line of Credit Expense                                1,277
Fund Services Fee                                     1,247
Amortization of Organization Expenses                 1,196
Administration Fee                                      932
Trustees' Fees and Expenses                             554
Insurance Expense                                       304
Miscellaneous                                         1,060
                                                   --------
    Total Fund Expenses                             160,548
Less: Reimbursement of Expenses                      (6,499)
                                                   --------
NET FUND EXPENSES                                                154,049
                                                              ----------
NET INVESTMENT INCOME                                            516,482
NET REALIZED GAIN ON INVESTMENT AND FOREIGN
  CURRENCY CONTRACTS AND TRANSACTIONS ALLOCATED
  FROM PORTFOLIO                                               2,061,363
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY CONTRACTS AND
  TRANSLATIONS ALLOCATED FROM PORTFOLIO                        6,442,881
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $9,020,726
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          FOR THE PERIOD
                                                           FEBRUARY 26,
                                                               1997
                                                           (COMMENCEMENT
                                                                OF
                                           FOR THE SIX      OPERATIONS)
                                          MONTHS ENDED        THROUGH
                                          MAY 31, 1998     NOVEMBER 30,
                                           (UNAUDITED)         1997
                                          -------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                      $    516,482      $   361,746
Net Realized Gain (Loss) on Investment
  and Foreign Currency Contracts and
  Transactions Allocated from Portfolio       2,061,363       (1,011,876 )
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and
  Foreign Currency Contracts and
  Translations Allocated from Portfolio       6,442,881       (2,256,018 )
                                          -------------   ---------------
    Net Increase (Decrease) in Net
      Assets Resulting from Operations        9,020,726       (2,906,148 )
                                          -------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                          (441,616)              --
Net Realized Gain                               (13,720)              --
                                          -------------   ---------------
    Total Distributions to Shareholders        (455,336)              --
                                          -------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
Proceeds from Shares of Beneficial
  Interest Sold                              37,706,368       75,655,627
Reinvestment of Dividends and
  Distributions                                 404,291               --
Cost of Shares of Beneficial Interest
  Redeemed                                  (24,458,386)      (9,810,711 )
                                          -------------   ---------------
    Net Increase from Transactions in
      Shares of Beneficial Interest          13,652,273       65,844,916
                                          -------------   ---------------
    Total Increase in Net Assets             22,217,663       62,938,768
NET ASSETS
Beginning of Period                          62,938,768               --
                                          -------------   ---------------
End of Period (including undistributed
  net investment income of
  $521,309 and $446,443, respectively)     $ 85,156,431      $62,938,768
                                          -------------   ---------------
                                          -------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                            FOR THE PERIOD
                                                             FEBRUARY 26,
                                                                 1997
                                             FOR THE       (COMMENCEMENT OF
                                           SIX MONTHS        OPERATIONS)
                                              ENDED            THROUGH
                                          MAY 31, 1998       NOVEMBER 30,
                                           (UNAUDITED)           1997
                                          -------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  9.92            $ 10.00
                                          -------------    ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.06               0.06
Net Realized and Unrealized Gain (Loss)
  on Investment and Foreign Currency
  Transactions                                  1.16              (0.14)
                                          -------------    ----------------
Total from Investment Operations                1.22              (0.08)
                                          -------------    ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                          (0.07)                --
Net Realized Gain                              (0.00)(a)             --
                                          -------------    ----------------
  Total Distributions to Shareholders          (0.07)                --
                                          -------------    ----------------

NET ASSET VALUE, END OF PERIOD               $ 11.07            $  9.92
                                          -------------    ----------------
                                          -------------    ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                   12.37%(b)          (0.80%)(b)
Net Assets, End of Period (in thousands)     $85,156            $62,939
Ratios to Average Net Assets
  Expenses                                      1.17%(c)           1.20%(c)
  Net Investment Income                         1.30%(c)           1.08%(c)
  Expenses without Reimbursement                1.18%(c)           1.51%(c)

------------------------
(a) Less than 0.01.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan International Opportunities Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on February 26, 1997. Prior to January 1, 1998, the trust's and the fund's names were The JPM Pierpont Funds and The JPM Pierpont International Opportunities Fund, respectively.

The fund invests all of its investable assets in The International Opportunities Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (approximately 16% at May 31, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $12,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f ) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1998, the fee for these services amounted to $932.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1998, the fee for these services amounted $11,780.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.20% of the average daily net assets of the fund through March 30, 1999. For the six months ended May 31, 1998, Morgan has agreed to reimburse the fund $6,499 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended May 31, 1998, the fee for these services amounted to $99,370.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services

J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $1,247 for the six months ended May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                            FOR THE PERIOD
                                                           FEBRUARY 26, 1997
                                           FOR THE SIX     (COMMENCEMENT OF
                                           MONTHS ENDED       OPERATIONS)
                                           MAY 31, 1998         THROUGH
                                           (UNAUDITED)     NOVEMBER 30, 1997
                                          --------------   -----------------
Shares sold.............................     3,602,339          7,280,268
Reinvestment of dividends and
 distributions..........................        41,045           --
Shares redeemed.........................    (2,292,441)          (935,199)
                                          --------------   -----------------
Net Increase............................     1,350,943          6,345,069
                                          --------------   -----------------
                                          --------------   -----------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement is $150,000,000. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowing outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of May 31, 1998.

The International Opportunities Portfolio
Semi-annual Report May 31, 1998
(unaudited)

(The following pages should be read in conjunction with the J.P. Morgan International Opportunities Fund
Semi-annual Financial Statements)

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCK (85.3%)
ARGENTINA (1.5%)
Corcemar SA, Class B (Building Materials)(s).....       318,060   $   1,877,476
Telefonica de Argentina SA (Spon. ADR)
  (Telecommunications)(s)........................        56,200       1,830,012
YPF Sociedad Anonima (Spon. ADR) (Oil-
  Production)(s).................................       133,580       4,149,329
                                                                  -------------
                                                                      7,856,817
                                                                  -------------

AUSTRALIA (2.4%)
Leighton Holdings Ltd. (Construction &
  Housing)(s)....................................       254,000         859,100
Mayne Nickless Ltd. (Commercial Services)(s).....       221,577       1,222,831
QBE Insurance Group Ltd. (Insurance)(s)..........     1,215,000       4,984,642
Telstra Corp. Ltd. (Installment Receipts)
  (Telecommunication Services)(s)................       201,800         475,254
WBK STRYPES Trust (Banking)(s)...................        16,300         536,881
Westpac Banking Corp. Ltd. (Banking)(s)..........       682,542       4,510,225
                                                                  -------------
                                                                     12,588,933
                                                                  -------------

AUSTRIA (0.1%)
Bank Austria AG (Banking)+(s)....................         5,232         381,613
                                                                  -------------

BELGIUM (0.3%)
PetroFina SA (Oil-Production)(s).................         4,300       1,767,066
                                                                  -------------
BRAZIL (0.8%)
Bompreco Supermercados do Norde SA (Spon. GDR)
  (Food, Beverages & Tobacco)(s).................        36,700         688,125
Companhia Paranaense de Energia - Copel
  (Electric)(s)..................................    48,000,000         425,672
Light-Servicos de Eletricidade SA
  (Electric)(s)..................................     6,700,000       2,359,194

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BRAZIL (CONTINUED)
Makro Atacadista (GDR) (144A) (Retail)(s)........         9,200   $      85,586
Makro Atacadista SA (Spon. ADR) (Retail)(s)......        41,600         386,996
                                                                  -------------
                                                                      3,945,573
                                                                  -------------

CANADA (1.1%)
Alcan Aluminium Ltd. (Metals & Mining)(s)........        39,900       1,140,816
Moore Corp. Ltd. (Business & Public
  Services)(s)...................................       106,200       1,540,127
Petro - Canada (Oil-Production)(s)...............        45,600         778,827
Seagram Co. Ltd. (Food, Beverages &
  Tobacco)(s)....................................        57,600       2,523,784
                                                                  -------------
                                                                      5,983,554
                                                                  -------------

CHILE (0.7%)
Compania Cervecerias Unidas SA (Spon. ADR) (Food,
  Beverages & Tobacco)(s)........................        24,300         585,478
Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)(s)...........        71,900       1,595,281
Empresa Nacional de Electricidad SA (Spon. ADR)
  (Utilities)(s).................................        79,600       1,238,775
Sociedad Quimica y Minera de Chile SA (ADR)
  (Chemicals)(s).................................        11,900         409,806
                                                                  -------------
                                                                      3,829,340
                                                                  -------------

CZECH REPUBLIC (0.4%)
Central European Media Enterprises Ltd., Class A
  (Entertainment, Leisure & Media)+(s)...........       102,500       2,357,500
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
DENMARK (0.9%)
Danisco A/S (Food, Beverages & Tobacco)(s).......        15,500   $     967,645
GN Store Nord A/S (Telecommunications-
  Equipment)(s)..................................        60,600       1,604,372
Olicom A/S (Technology)+(s)......................        75,625       2,206,925
                                                                  -------------
                                                                      4,778,942
                                                                  -------------

FINLAND (1.3%)
Nokia OYJ, A Shares (Telecommunications-
  Equipment)(s)..................................        43,800       2,886,057
UPM-Kymmene OYJ (Forest Products & Paper)(s).....       136,700       3,966,283
                                                                  -------------
                                                                      6,852,340
                                                                  -------------

FRANCE (11.6%)
Air Liquide SA (Chemicals)(s)....................        23,323       4,596,170
Carrefour SA (Retail)(s).........................         7,450       4,552,608
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................        10,195       2,010,792
Elf Aquitaine SA (Oil-Services)(s)...............        41,244       5,728,747
Lagardere S.C.A. (Multi-Industry)(s).............        66,300       2,914,520
Paribas (Financial Services)(s)..................        53,840       5,489,499
PSA Peugeot Citroen (Automotive)(s)..............        14,544       2,841,818
Sanofi SA (Pharmaceuticals)(s)...................        25,068       2,937,214
SGS Thomson Microelectronics NV
  (Electronics)+(s)..............................        39,100       3,151,387
Societe Generale (Banking)(s)....................        38,153       7,556,921
Suez Lyonnaise des Eaux (Utilities)(s)...........        12,100       2,064,947
Total SA, B Shares (Oil-Services)(s).............        43,907       5,452,811
Vivendi (Utilities)(s)...........................        57,508      11,553,952
                                                                  -------------
                                                                     60,851,386
                                                                  -------------

GERMANY (10.8%)
Bayer AG (Chemicals)(s)..........................        50,900       2,435,375
Deutsche Bank AG (Banking)(s)....................        83,700       7,211,336
Deutsche Lufthansa AG (Airlines)(s)..............       261,500       6,541,926
Dresdner Bank AG (Banking)(s)....................       143,630       8,080,629
Hannover Rueckversicherungs AG (Insurance)(s)....        18,940       2,140,692
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (CONTINUED)
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................        18,970   $   8,624,212
RWE AG (Utilities)(s)............................        52,010       2,762,714
SAP AG (Computer Software)(s)....................         6,900       3,568,446
Schering AG (Pharmaceuticals)(s).................        34,580       4,046,116
SGL Carbon AG (Chemicals)(s).....................        29,700       3,531,762
SKW Trostberg AG (Chemicals)(s)..................        58,600       2,383,058
VEBA AG (Utilities)(s)...........................        65,475       4,304,297
Volkswagen AG (Automotive)(s)....................         1,700       1,379,801
                                                                  -------------
                                                                     57,010,364
                                                                  -------------

HONG KONG (1.3%)
Dao Heng Bank Group Ltd. (Banking)(s)............     2,084,000       4,464,368
Hutchison Whampoa Ltd. (Multi-Industry)(s).......       236,000       1,233,449
Sun Hung Kai Properties Ltd. (Real Estate)(s)....       238,000       1,148,690
                                                                  -------------
                                                                      6,846,507
                                                                  -------------

HUNGARY (0.2%)
Matav RT (Telecommunications)(s).................       187,800       1,070,310
                                                                  -------------

INDIA (0.6%)
ITC Ltd. (GDR) (Food, Beverages & Tobacco)(s)....        96,300       1,743,030
Ranbaxy Laboratories Ltd. (GDR)
  (Pharmaceuticals)(s)...........................        72,800       1,190,280
Reliance Industries Ltd. (GDR) (Chemicals)(s)....        36,600         279,075
Tata Engineering & Locomotive Co. Ltd. (Spon.
  GDR) (Automotive)(s)...........................         3,000          16,125
                                                                  -------------
                                                                      3,228,510
                                                                  -------------

IRELAND (0.5%)
CRH PLC (Building Materials)(s)..................        73,600       1,061,446
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................       249,390       1,387,131
                                                                  -------------
                                                                      2,448,577
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ISRAEL (0.2%)
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)(s)...........................        24,600   $   1,007,062
                                                                  -------------

ITALY (0.8%)
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................       769,359       4,151,595
                                                                  -------------

JAPAN (8.1%)
Bank of Fukuoka Ltd. (Banking)(s)................       966,000       3,673,957
Fanuc Ltd. (Machinery)(s)........................       108,000       3,975,029
Fuji Photo Film Co. Ltd. (Electronics)(s)........        43,000       1,455,418
Fujitsu Ltd. (Computer Systems)(s)...............       388,000       4,452,205
Honda Motor Co. Ltd. (Automotive)(s).............       118,000       4,019,484
Ito - Yokado Co. Ltd. (Retail)(s)................        49,000       2,440,010
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................       271,000       1,635,016
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......       237,000       2,081,542
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....     1,048,000       2,458,052
Nichiei Co. Ltd. (Building Materials)(s).........         1,920         128,864
Nintendo Co. Ltd. (Retail)(s)....................        13,000       1,214,953
Sanwa Bank Ltd. (Banking)(s).....................         4,000          35,045
Sekisui Chemical Co. Ltd. (Chemicals)(s).........       555,000       2,787,716
Sony Corp. (Electronics)(s)......................        38,900       3,284,595
Takeda Chemical Industries Ltd. (Chemicals)(s)...       101,000       2,609,461
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................       107,000         491,120
Tostem Corp. (Construction & Housing)(s).........       274,000       3,511,882
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................       105,000       2,333,922
                                                                  -------------
                                                                     42,588,271
                                                                  -------------

MALAYSIA (0.0%)
Tanjong PLC (Entertainment, Leisure &
  Media)(s)......................................       107,000         176,917
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

MEXICO (1.9%)
Cemex SA de CV, B Shares (Building
  Materials)(s)..................................        81,600   $     400,779
Cemex SA de CV, B Shares (Spon. ADR) (Building
  Materials)+(s).................................        65,800         633,325
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)(s)........        22,700         235,513
Grupo Financiero Banamex Accival SA de CV, Class
  B (Banking)+(s)................................     2,310,000       5,764,499
Panamerican Beverages Inc. (ADR) (Food, Beverages
  & Tobacco)(s)..................................        21,000         710,063
Telefonos de Mexico SA de CV, Class L (Spon. ADR)
  (Telecommunications)(s)........................        42,246       2,004,045
                                                                  -------------
                                                                      9,748,224
                                                                  -------------

NETHERLANDS (5.7%)
ASM Lithography Holding NV
  (Semiconductors)+(s)...........................       107,600       4,413,093
De Boer Unigro NV (Retail)(s)....................        53,100       2,772,513
ING Groep NV (Financial Services)(s).............        73,900       5,079,743
Philips Electronics NV (Electronics)(s)..........        68,250       6,491,828
Unilever NV (Food, Beverages & Tobacco)(s).......        52,160       4,148,757
Vendex International NV (Retail)(s)..............        77,300       5,232,654
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................        12,700       1,785,771
                                                                  -------------
                                                                     29,924,359
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NEW ZEALAND (1.3%)
Fletcher Challenge Building Division Ltd.
  (Building Materials)(s)........................       306,600   $     503,895
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)(s)...........................     2,114,900       2,830,478
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(s)........................       741,200       3,412,430
                                                                  -------------
                                                                      6,746,803
                                                                  -------------

NORWAY (1.1%)
Kvaerner PLC (Capital Goods)(s)..................        86,010       3,248,634
Kvaerner PLC, Series B (Capital Goods)(s)........        38,500       1,318,712
Nycomed Amersham PLC, B Shares
  (Biotechnology)(s).............................        40,000       1,168,294
                                                                  -------------
                                                                      5,735,640
                                                                  -------------

PAKISTAN (0.2%)
Fauji Fertilizer Co. Ltd. (Chemicals)+(s)........       250,000         430,017
Hub Power Co. Ltd. (GDR) (Utilities)(s)..........        42,300         452,610
                                                                  -------------
                                                                        882,627
                                                                  -------------

PERU (0.3%)
Cementos Lima, SA (Spon. ADR) (Building
  Materials)(s)..................................        40,844         856,331
Telefonica del Peru SA, Class B
  (Telecommunication Services)(s)................       377,600         811,468
                                                                  -------------
                                                                      1,667,799
                                                                  -------------

PHILIPPINES (0.7%)
First Philippine Holdings Corp., Class B
  (Multi-Industry)(s)............................     1,486,520       1,106,778
Philippine Long Distance Telephone Co. (ADR)
  (Telecommunications)(s)........................        99,698       2,529,837
                                                                  -------------
                                                                      3,636,615
                                                                  -------------

POLAND (0.5%)
Elektrim Spolka Akcjna SA (Electrical
  Equipment)(s)..................................       215,563       2,834,230
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

PORTUGAL (0.7%)
Banco Totta & Acores SA (Registered B)
  (Banking)(s)...................................       103,420   $   3,831,839
                                                                  -------------

RUSSIA (0.4%)
Lukoil Holding (Spon. ADR) (Oil-Production)(s)...        53,200       2,314,200
                                                                  -------------

SINGAPORE (1.1%)
City Developments Ltd. (Real Estate)(s)..........       394,000       1,423,950
Fraser & Neave Ltd. (Food, Beverages &
  Tobacco)(s)....................................       298,000       1,014,692
Singapore Airlines Ltd. (Airlines)(s)............       396,000       2,199,993
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................       168,432       1,378,442
                                                                  -------------
                                                                      6,017,077
                                                                  -------------

SOUTH AFRICA (2.0%)
ABSA Group Ltd. (Banking)(s).....................       257,000       2,018,713
Anglogold Ltd. (Metals & Mining)(s)..............         1,200          59,581
Billiton PLC (Metals & Mining)(s)................       764,300       1,897,406
Elandsrand Gold Mining Co. Ltd. (Metals &
  Mining)(s).....................................       360,500       1,538,206
Free State Consolidated Gold Mines Ltd. (Metals &
  Mining)(s).....................................       204,200       1,128,722
South Africa Breweries Ltd. (Food, Beverages &
  Tobacco)(s)....................................       132,900       3,747,796
                                                                  -------------
                                                                     10,390,424
                                                                  -------------

SOUTH KOREA (0.4%)
Hyundai Motor Co. Ltd. (GDS) (Automotive)+(s)....       417,500       1,095,938
Pohang Iron & Steel Co. Ltd. (ADR) (Metals &
  Mining)(s).....................................        70,400       1,029,600
Samsung Electronics Co. Ltd. (GDR)(144A)
  (Electronics)+(s)..............................         7,008         135,079
                                                                  -------------
                                                                      2,260,617
                                                                  -------------

SPAIN (2.3%)
Acerinox SA (Metals & Mining)(s).................        10,600       1,579,685
ACS, Actividades de Construccion y Servicios, SA
  (Construction & Housing)+(s)...................        56,100       1,753,646

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SPAIN (CONTINUED)
Iberdrola SA (Electric)(s).......................       443,400   $   7,325,776
Vallehermoso SA (Real Estate)(s).................        39,462       1,517,819
                                                                  -------------
                                                                     12,176,926
                                                                  -------------
SWEDEN (3.8%)
Astra AB, A Shares (Pharmaceuticals)(s)..........        77,200       1,552,689
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....       190,900       5,960,344
Incentive AB, B Shares (Pharmaceuticals)(s)......        29,854       2,668,622
Skandia Forsakrings AB (Insurance)(s)............       336,995       4,927,374
Stora Kopparbergs Bergslags Aktiebolag, A Shares
  (Forest Products & Paper)(s)...................       307,300       4,983,711
                                                                  -------------
                                                                     20,092,740
                                                                  -------------

SWITZERLAND (6.8%)
ABB AG (Machinery)(s)............................         2,550       4,328,672
Nestle SA (Food, Beverages & Tobacco)(s).........         4,170       8,948,431
Novartis AG (Pharmaceuticals)(s).................         1,522       2,581,564
Roche Holding AG (Pharmaceuticals)(s)............           744       7,665,777
Union Bank of Switzerland (Banking)(s)...........         6,035      10,162,894
Zurich Versicherungs - Gesellschaft
  (Insurance)(s).................................         3,600       2,252,086
                                                                  -------------
                                                                     35,939,424
                                                                  -------------

TAIWAN (0.5%)
Evergreen Marine Corp. (Spon. GDR) (Transport &
  Services)(s)...................................       269,100       2,509,358
                                                                  -------------

THAILAND (0.3%)
Banpu Public Co. Ltd. (Metals & Mining)(s).......       241,300       1,015,622
Siam Cement Public Co. Ltd. (Building
  Materials)+(s).................................        42,100         385,665
                                                                  -------------
                                                                      1,401,287
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

TURKEY (0.4%)
Yapi ve Kredi Bankasi AS (Banking)(s)............    54,605,000   $   1,056,925
Yapi ve Kredi Bankasi AS (Non-tradable Receipts)
  (Banking)(s)...................................    43,137,950         834,971
                                                                  -------------
                                                                      1,891,896
                                                                  -------------

UNITED KINGDOM (11.3%)
Billiton PLC (Metals & Mining)(s)................     1,316,400       3,305,844
British Airways PLC (Airlines)(s)................       140,400       1,484,742
British Petroleum Co. PLC (Oil-Services)(s)......         1,866          27,356
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(s)...............................       220,100       1,546,932
Cable & Wireless PLC (Telecommunications)(s).....       165,000       1,865,968
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................        82,200       1,702,352
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........       137,000       3,681,727
Lloyds TSB Group PLC (Banking)(s)................       434,800       6,306,803
LucasVarity PLC (Automotive Supplies)(s).........       970,800       4,274,323
Nycomed Amersham PLC (Biotechnology)(s)..........        28,000         847,898
PowerGen PLC (Electric)(s).......................       123,000       1,552,458
Rank Group PLC (Entertainment, Leisure &
  Media)(s)......................................       231,300       1,346,535
Reed International PLC (Broadcasting &
  Publishing)(s).................................       117,900       1,091,072
RMC Group PLC (Building Materials)(s)............        59,200       1,115,007
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................       484,000       5,126,232
Shell Transport & Trading Co.
  (Oil-Services)(s)..............................       906,100       6,686,033
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...       438,614       3,561,932
Unilever PLC (Food, Beverages & Tobacco)(s)......       310,000       3,399,600
Vodafone Group PLC (Telecommunications)(s).......       325,400       3,571,136

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
Wessex Water PLC (Water)(s)......................       313,400   $   2,376,434
Zeneca Group PLC (Pharmaceuticals)(s)............       109,100       4,428,161
                                                                  -------------
                                                                     59,298,545
                                                                  -------------
  TOTAL COMMON STOCK (COST $424,484,594).........                   449,021,807
                                                                  -------------
PREFERRED STOCK (4.5%)
ARGENTINA (0.3%)
Quilmes Industrial SA (Spon. ADR) (Food,
  Beverages & Tobacco)(s)........................       136,400       1,312,850
                                                                  -------------
AUSTRALIA (0.4%)
News Corp. Ltd. (Broadcasting & Publishing)(s)...       404,400       2,191,006
                                                                  -------------

AUSTRIA (0.5%)
Bank Austria AG (Banking)+(s)....................        30,932       2,759,131
                                                                  -------------
BRAZIL (2.4%)
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Spon. ADR) (Food, Beverages &
  Tobacco)(s)....................................        77,533       1,812,334
Petroleo Brasileiro SA (Oil-Production)(s).......    11,700,000       2,258,253
Telecomunicacoes Brasileiras SA
  (ADR)(Telecommunications)(s)...................        36,125       3,851,828
Uniao de Bancos Brasileiros SA (Spon. GDR)
  (Banking)(s)...................................       155,300       4,862,831
                                                                  -------------
                                                                     12,785,246
                                                                  -------------
GERMANY (0.9%)
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................        23,495       1,172,910
RWE AG (Utilities)(s)............................        71,010       2,867,815
Volkswagen AG (Automotive)(s)....................         1,200         722,238
                                                                  -------------
                                                                      4,762,963
                                                                  -------------
  TOTAL PREFERRED STOCK (COST $23,900,241).......                    23,811,196
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
WARRANTS (0.2%)
GERMANY (0.2%)
RWE AG, Expiring 07/07/98 (Utilities)+(s)........        71,010   $     868,311
                                                                  -------------

JAPAN (0.0%)
Fujitsu Ltd., Expiring 06/25/99 (Computer
  Systems)+(s)...................................            37         106,809
                                                                  -------------
  TOTAL WARRANTS (COST $527,347).................                       975,120
                                                                  -------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CONVERTIBLE BONDS (1.4%)
                                                     (IN HKD)
                                                   ------------
HONG KONG (0.6%)
Beijing Enterprises Holdings Ltd. (144A), 0.50%
  due 03/31/03 (Food, Beverages & Tobacco).......     3,829,000       3,321,657
                                                                  -------------
                                                     (IN JPY)
                                                   ------------

JAPAN (0.4%)
MTI Capital (Cayman) Ltd. (144A), 0.50% due
  10/01/07 (Banking).............................   155,000,000         836,160
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)(s)...............   171,000,000       1,234,077
STB Cayman Capital (144A), 0.50% due 10/01/07
  (Financial Services)...........................    30,000,000         195,937
                                                                  -------------
                                                                      2,266,174
                                                                  -------------
                                                     (IN GBP)
                                                   ------------

UNITED KINGDOM (0.4%)
Compass Group PLC, 5.75% due 10/05/07 (Food,
  Beverages & Tobacco)...........................       775,000       2,028,386
                                                                  -------------
  TOTAL CONVERTIBLE BONDS (COST $8,172,897)......                     7,616,217
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (2.4%)
REPURCHASE AGREEMENT (2.0%)
State Street Bank and Trust Repurchase Agreement,
  5.00% due 06/01/98, dated 05/29/98, proceeds
  $10,530,386 (collateralized by U.S. Treasury
  Note, 6.625% due 07/31/01, valued at
  $10,741,383) (Banking).........................  $ 10,526,000   $  10,526,000
                                                                  -------------
U.S. TREASURY OBLIGATIONS (0.4%)
United States Treasury Bills, 5.01%* due 08/20/98
  (Government Obligations)(s)....................     2,020,000       1,997,273
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $12,523,366)..................................                    12,523,273
                                                                  -------------
TOTAL INVESTMENTS (COST $469,608,445) (93.8%)..................
                                                                    493,947,613
                                                                  -------------

                                                          LOCAL
                                                         CURRENCY
                                                   --------------------
FOREIGN CURRENCY (7.5%)
Argentine Peso...................................    ARS         21,217          21,227
Australian Dollar................................    AUD        564,258         353,422
Belgian Franc....................................   BEL       1,489,697          40,542
Brazilian Real...................................    BRL        156,758         136,290
British Pound....................................   GBP       1,364,687       2,225,394
Canadian Dollar..................................    CAD         51,537          35,421
Czech Koruna.....................................    CZK        391,500          11,875
Danish Krone.....................................    DKK     27,301,336       4,019,782
Finnish Markka...................................   FIM        (486,972)        (89,881)
French Franc.....................................   FRF      20,365,832       3,404,082
German Mark......................................    DEM      6,846,478       3,840,310
Greek Drachma....................................    GRD    291,289,579         956,616
Hong Kong Dollar.................................    HKD      6,005,042         774,944
Hungarian Forint.................................    HUF     58,946,873         275,369
Irish Punt.......................................   IEP          17,939          25,389
Italian Lira.....................................   ITL         623,958             355
Japanese Yen.....................................   JPY     304,862,298       2,200,139
Malaysian Ringgit................................    MYR      2,879,060         749,658
Netherlands Guilder..............................    NLG     11,842,532       5,894,517
New Zealand Dollar...............................     NZD           531             284

                                                          LOCAL
              SECURITY DESCRIPTION                       CURRENCY             VALUE
             -----------------------               --------------------   -------------
FOREIGN CURRENCY (CONTINUED)
Norwegian Krone..................................    NOK      5,666,681   $     752,313
Peruvian New Sol.................................    PEN         43,692          15,267
Philippine Peso..................................    PHP          2,869              74
Singapore Dollar.................................    SGD         14,957           8,935
South African Rand...............................    ZAR     33,915,433       6,577,848
Spanish Peseta...................................   ESP         152,523           1,008
Swiss Franc......................................    CHF      2,777,915       1,878,710
Thailand Baht....................................    THB     80,807,501       2,000,680
Turkish Lira.....................................   TRL 786,171,086,052       3,043,399
                                                                          -------------
  TOTAL FOREIGN CURRENCY
   (COST $39,676,354)..................................................      39,153,969
                                                                          -------------
TOTAL INVESTMENTS AND FOREIGN CURRENCY (COST $509,284,799) (101.3%)....
                                                                            533,101,582
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)..........................
                                                                             (6,750,337)
                                                                          -------------
NET ASSETS (100.0%)....................................................   $ 526,351,245
                                                                          -------------
                                                                          -------------

------------------------------
Note: Based on the cost of investments of $470,254,155 for federal income tax purposes at May 31, 1998, the aggregate gross unrealized appreciation and depreciation was $50,357,296 and $26,663,838, respectively, resulting in net unrealized appreciation of $23,693,458.

+ Non-income producing securities.

* Yield to Maturity.

(s)Security fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. Total market value of securities segregated is $189,841,880.

ADR - American Depository Receipt

GDR - Global Depository Receipt

GDS - Global Depository Shares

SDR - Swedish Depository Receipt

Spon. ADR - Sponsored ADR

Spon. GDR - Sponsored GDR

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        17.8%
Food, Beverages & Tobacco.........................         8.8%
Pharmaceuticals...................................         6.9%
Insurance.........................................         5.7%
Utilities.........................................         5.3%
Telecommunications................................         4.1%
Chemicals.........................................         3.9%
Oil - Services....................................         3.6%
Retail............................................         3.4%
Electronics.......................................         2.9%
Metals & Mining...................................         2.7%
Financial Services................................         2.4%
Forest Products & Paper...........................         2.4%
Electric..........................................         2.4%
Oil - Production..................................         2.3%
Automotive Supplies...............................         2.1%
Airlines..........................................         2.1%
Automotive........................................         2.0%
Broadcasting & Publishing.........................         1.9%
Building Materials................................         1.8%
Machinery.........................................         1.7%
Telecommunication Services........................         1.4%
Construction & Housing............................         1.3%
Real Estate.......................................         1.3%
Multi-Industry....................................         1.1%
Capital Goods.....................................         0.9%
Computer Systems..................................         0.9%
Telecommunications - Equipment....................         0.9%
Semiconductors....................................         0.9%
Entertainment, Leisure & Media....................         0.8%
Computer Software.................................         0.7%
Electrical Equipment..............................         0.6%
Transport & Services..............................         0.5%
Water.............................................         0.5%
Technology........................................         0.4%
Biotechnology.....................................         0.4%
Government Obligations............................         0.4%
Wholesale & International Trade...................         0.3%
Business & Public Services........................         0.3%
Commercial Services...............................         0.2%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $469,608,445 )          $493,947,613
Cash                                                        531
Foreign Currency at Value (Cost $39,676,354 )        39,153,969
Receivable for Investments Sold                      23,666,291
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  6,123,772
Dividends Receivable                                    706,377
Interest Receivable                                      23,704
Deferred Organization Expenses                           10,481
Prepaid Expenses and Other Assets                           493
                                                   ------------
    Total Assets                                    563,633,231
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    30,700,524
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  6,056,668
Advisory Fee Payable                                    272,342
Variation Margin Payable                                183,176
Administrative Services Fee Payable                      13,169
Organization Expenses Payable                            12,000
Accrued Foreign Capital Gains Taxes                       5,565
Custody Fee Payable                                       4,039
Administration Fee Payable                                1,256
Fund Services Fee Payable                                   486
Accrued Trustees' Fees and Expenses                         156
Accrued Expenses                                         32,605
                                                   ------------
    Total Liabilities                                37,281,986
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $526,351,245
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $904,873 )                                                  $ 4,300,382
Interest Income (Net of Foreign Withholding Tax
  of $362 )                                                          754,519
                                                                 -----------
    Investment Income                                              5,054,901
EXPENSES
Advisory Fee                                       $ 1,364,664
Custodian Fees and Expenses                            297,895
Administrative Services Fee                             67,346
Professional Fees and Expenses                          26,061
Fund Services Fee                                        7,081
Administration Fee                                       4,559
Printing Expenses                                        3,728
Trustees' Fees and Expenses                              2,551
Amortization of Organization Expenses                    1,395
Insurance Expense                                        1,360
Registration Fees                                          227
                                                   -----------
    Total Expenses                                                 1,776,867
                                                                 -----------
NET INVESTMENT INCOME                                              3,278,034
NET REALIZED GAIN ON
  Investment Transactions (including $4,649,606
    net realized gain
    from futures contracts)                         10,511,902
  Foreign Currency Contracts and Transactions        3,914,569
                                                   -----------
    Net Realized Gain                                             14,426,471
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (including $159,532 net unrealized
    appreciation
    from futures contracts)                         34,906,112
  Foreign Currency Contracts and Translations       (1,318,928)
                                                   -----------
    Net Change in Unrealized Appreciation                         33,587,184
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $51,291,689
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD
                                                   FOR THE SIX     FEBRUARY 26, 1997
                                                   MONTHS ENDED    (COMMENCEMENT OF
                                                   MAY 31, 1998   OPERATIONS) THROUGH
                                                   (UNAUDITED)     NOVEMBER 30, 1997
                                                   ------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  3,278,034   $        1,895,605
Net Realized Gain (Loss) on Investments and
  Foreign Currency Contracts and Transactions        14,426,471           (4,271,164)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Contracts and Translations                33,587,184           (9,566,779)
                                                   ------------   -------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      51,291,689          (11,942,338)
                                                   ------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       267,891,471          311,281,790
Withdrawals                                         (66,806,323)         (25,365,044)
                                                   ------------   -------------------
    Net Increase from Investors' Transactions       201,085,148          285,916,746
                                                   ------------   -------------------
    Total Increase in Net Assets                    252,376,837          273,974,408
NET ASSETS
Beginning of Period                                 273,974,408                   --
                                                   ------------   -------------------
End of Period                                      $526,351,245   $      273,974,408
                                                   ------------   -------------------
                                                   ------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD
                                                   FOR THE SIX     FEBRUARY 26, 1997
                                                   MONTHS ENDED    (COMMENCEMENT OF
                                                   MAY 31, 1998   OPERATIONS) THROUGH
                                                   (UNAUDITED)     NOVEMBER 30, 1997
                                                   ------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.78%(a)               0.89%(a)
  Net Investment Income                                   1.44%(a)               1.26%(a)
  Expenses without Reimbursement                          0.78%(a)               0.92%(a)
Portfolio Turnover                                          68%                   72%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Opportunities Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. The portfolio commenced operations on February 26, 1997. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At May 31, 1998, the portfolio had open forward foreign currency contracts as follows:

       SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        5/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Australian Dollar 15,941,423 for FRF 62,488,784,
 expiring 7/17/98................................  $10,474,365   $ 9,994,171   $    (480,194)
Austrian Schilling 25,308,620, expiring 7/17/98..    2,034,962     2,022,978         (11,984)
British Pound 13,587,631, expiring 7/17/98.......   22,539,552    22,104,564        (434,988)
British Pound 857,507 for NOK 10,500,000,
 expiring 7/17/98................................    1,396,019     1,395,005          (1,014)
Canadian Dollar 17,344,693, expiring 7/17/98.....   12,185,258    11,932,889        (252,369)
Canadian Dollar 2,477,275 for GBP 1,038,080,
 expiring 7/17/98................................    1,688,765     1,704,328          15,563
German Mark 98,006,944, expiring 7/17/98.........   54,894,242    55,129,613         235,371
German Mark 18,779,830 for SEK 80,522,885,
 expiring 7/17/98................................   10,298,438    10,563,790         265,352

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        5/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
German Mark 9,387,271 for GBP 3,219,538, expiring
 7/17/98.........................................  $ 5,237,593   $ 5,280,408   $      42,815
German Mark 7,162,159 for DKK 27,300,000,
 expiring 7/17/98................................    4,027,597     4,028,766           1,169
Irish Pound 3,570,758, expiring 7/17/98..........    5,056,193     5,047,671          (8,522)
Italian Lira 10,602,000,000, expiring 7/17/98....    6,037,507     6,037,293            (214)
Italian Lira 7,548,492,000 for ZAR 21,900,000,
 expiring 7/17/98................................    4,176,913     4,298,477         121,564
Japanese Yen 7,111,359,289, expiring 7/17/98.....   53,726,355    51,683,256      (2,043,099)
Netherlands Guilder 3,834,871, expiring
 7/17/98.........................................    1,902,964     1,914,224          11,260
Norwegian Krone, 101,758,774, expiring 7/17/98...   13,549,770    13,529,255         (20,515)
Singapore Dollar 4,979,721, expiring 7/17/98.....    3,119,735     2,960,938        (158,797)
Spanish Peseta 658,963,509, expiring 7/17/98.....    4,341,227     4,362,364          21,137
Swedish Krona 63,370,335, expiring 7/17/98.......    8,128,049     8,104,720         (23,329)
Swiss Franc 7,970,850, expiring 7/17/98..........    5,430,474     5,419,740         (10,734)
Swiss Franc 4,710,824 for NZD 6,024,071, expiring
 7/17/98.........................................    3,214,022     3,203,101         (10,921)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
-------------------------------------------------  -----------
Australian Dollar 18,375,153, expiring 7/17/98...   11,865,581    11,519,952       345,629
Australian Dollar 2,042,968 for GBP 794,929,
 expiring 7/17/98................................    1,293,203     1,280,800        12,403
Australian Dollar 3,569,824 for NZD 4,245,735,
 expiring 7/17/98................................    2,265,226     2,238,033        27,193
Austrian Schilling 26,300,000, expiring 7/17/98..    2,066,310     2,102,221       (35,911)
Belgian Franc 60,300,000 for IEP 1,164,992,
 expiring 7/17/98................................    1,646,849     1,645,530         1,319
Belgian Franc 55,799,789, expiring 7/17/98.......    1,494,931     1,522,724       (27,793)
British Pound 5,619,760, expiring 7/17/98........    9,246,418     9,142,311       104,107
Danish Krone 8,000,000, expiring 7/17/98.........    1,159,017     1,180,248       (21,231)
French Franc 89,307,445, expiring 7/17/98........   14,732,340    14,969,707      (237,367)
German Mark 86,344,585, expiring 7/17/98.........   47,708,910    48,569,451      (860,541)
German Mark 10,485,161 for NLG 11,800,000,
 expiring 7/17/98................................    5,890,116     5,897,978        (7,862)
German Mark 1,861,231 for NOK 7,889,859, expiring
 7/17/98.........................................    1,048,990     1,046,945         2,045

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                                  NET
                                               U.S. DOLLAR     UNREALIZED
                                 SETTLEMENT      VALUE AT     APPRECIATION/
SALES CONTRACTS                    VALUE         5/31/98      (DEPRECIATION)
------------------------------  ------------   ------------   ------------
German Mark 33,203,171 for GBP
 11,036,905, expiring
 7/17/98......................  $ 17,955,005   $ 18,677,023   $  (722,018)
Irish Pound 411,158, expiring
 7/17/98......................       569,619        581,219       (11,600)
Italian Lira 2,652,523,692
 expiring 7/17/98.............     1,478,742      1,510,475       (31,733)
Japanese Yen 7,293,242,587,
 expiring 7/17/98.............    56,957,306     53,005,130     3,952,176
Netherlands Guilder
 29,335,000, expiring
 7/17/98......................    14,643,750     14,642,929           821
New Zealand Dollar 9,815,029,
 expiring 7/17/98.............     5,336,922      5,236,612       100,310
Norwegian Krone, 27,849,737,
 expiring 7/17/98 ............     3,689,000      3,702,739       (13,739)
Portuguese Escudo 680,000,000,
 expiring 7/17/98.............     3,742,432      3,733,286         9,146
Singapore Dollar 12,433,759,
 expiring 7/17/98.............     7,744,478      7,393,104       351,374
South African Rand 18,500,000,
 expiring 7/17/98.............     3,535,257      3,528,442         6,815
Spanish Peseta 93,638,840,
 expiring 7/17/98.............       607,295        619,893       (12,598)
Swedish Krona 24,117,191,
 expiring 7/17/98.............     3,087,989      3,084,457         3,532
Swiss Franc 17,831,846,
 expiring 7/17/98.............    11,995,279     12,124,676      (129,397)
Swiss Franc 1,742,364 for ITL
 2,088,310,372, expiring
 7/17/98......................     1,189,185      1,184,712         4,473
                                                              ------------
Net Unrealized Appreciation on
 Forward Foreign Currency
 Contracts....................                                $    67,104
                                                              ------------
                                                              ------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At May 31, 1998, the portfolio had open futures contracts as follows:

       SUMMARY OF OPEN CONTRACTS AT MAY 31, 1998

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
Australian All Ordinary Index, expiring June
 1998............................................            123    $    (156,402)   $     5,228,352
DAX Index, expiring June 1998....................              5           78,562          1,559,836
Hang Seng Index, expiring June 1998..............             31          (68,349)         1,772,228
MATIF Index, expiring June 1998..................             11           16,851          1,485,615
TOPIX Index, expiring June 1998..................            118          153,120         10,436,234
                                                   --------------   --------------   ----------------
Totals...........................................            288    $      23,782    $    20,482,265
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as the income and/or capital gains are earned.

   g) The portfolio incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   h) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. For the six months ended May 31, 1998, such fees amounted to $1,364,664.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1998, the fee for these services amounted to $4,559.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended May 31, 1998, the fee for these services amounted to $67,346.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $7,081 for the six months ended May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended May 31, 1998 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
                                                   $462,949,533   $279,061,739

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

            FEDERAL MONEY MARKET FUND

            PRIME MONEY MARKET FUND

            TAX EXEMPT MONEY MARKET FUND

            CALIFORNIA MONEY MARKET FUND

            BOND FUND

            CALIFORNIA BOND FUND: SELECT SHARES

            EMERGING MARKETS DEBT FUND

            GLOBAL STRATEGIC INCOME FUND

            NEW YORK TOTAL RETURN BOND FUND

            SHORT TERM BOND FUND

            TAX EXEMPT BOND FUND

            DIVERSIFIED FUND

            DISCIPLINED EQUITY FUND

            TAX AWARE U.S. EQUITY FUND: SELECT SHARES

            U.S. EQUITY FUND

            U.S. SMALL COMPANY FUND

            U.S. SMALL COMPANY OPPORTUNITIES FUND

            EMERGING MARKETS EQUITY FUND

            EUROPEAN EQUITY FUND

            INTERNATIONAL EQUITY FUND

            INTERNATIONAL OPPORTUNITIES FUND

            JAPAN EQUITY FUND

            GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.

J.P. MORGAN
INTERNATIONAL
OPPORTUNITIES FUND


SEMI-ANNUAL REPORT
MAY 31, 1998